Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company has entered into a sub-lease with a company in which the Company’s CEO and his family are shareholders.  The sublease is for approximately 4,500 square feet.  The term of the sub-lease is from January 1, 2011 and ends at November 30, 2015. (See also Note 7)